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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2012

Check here if Amendment [ ]; Amendment Number: ________________

   This Amendment (Check only one.):   [ ] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Stonerise Capital Management, LLC
Address: 44 Montgomery Street, Suite 2000
         San Francisco, CA 94104

Form 13F File Number: 28 - 14117

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    John C. Walker
Title:   Managing Member
Phone:   (415) 772-1907

Signature, Place, and Date of Signing:

[/s/] John C. Walker    San Francisco, California    November 14, 2012
----------------------  ---------------------------  ------------------
    [Signature]               [City, State]               [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: [None]

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0

Form 13F Information Table Entry Total: 12

Form 13F Information Table Value Total: $183,427
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[None]

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                          FORM 13F INFORMATION TABLE

COLUMN 1                     COLUMN 2  COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
--------                     --------  --------- -------- ------------------ ---------- -------- ---------------------
                             TITLE OF             VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
NAME OF ISSUER                CLASS     CUSIP    (X$1000)  PRN AMT  PRN CALL DISCRETION MANAGER    SOLE    SHARED NONE
--------------               --------  --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
ACI WORLDWIDE INC              Com     004498101  21,764    515,000 SH          Sole               515,000
ALLIANCE DATA SYSTEMS CORP     Com     018581108  21,825    153,750 SH          Sole               153,750
CASH STORE FINL SVCS INC.      Com     14756F103   6,683  1,171,323 SH          Sole             1,171,323
CBRE GROUP INC - A             Com     12504L109  10,396    564,700 SH          Sole               564,700
COINSTAR INC                   Com     19259P300  20,916    465,000 SH          Sole               465,000
EQUINIX INC                    Com     29444U502  20,399     99,000 SH          Sole                99,000
GAMESTOP CORP-CLASS A          Com     36467W109  13,650    650,000 SH          Sole               650,000
IRON MOUNTAIN INC              Com     462846106  23,877    700,000 SH          Sole               700,000
JDA SOFTWARE GROUP INC         Com     46612K108   5,397    169,825 SH          Sole               169,825
LPL FINANCIAL HOLDINGS INC     Com     50212V100   5,137    180,000 SH          Sole               180,000
MONEYGRAM INTERNATIONAL INC    Com     60935Y208  14,940  1,000,000 SH          Sole             1,000,000
VALASSIS COMMUNICATIONS INC    Com     918866104  18,443    747,000 SH          Sole               747,000

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